Borrowings (Details) $ in Thousands				1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended					17 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 29, 2021 shares	Dec. 31, 2023 EUR (€)	Aug. 31, 2020 EUR (€) tranche	Jul. 31, 2020 USD ($) tranche	Aug. 31, 2021 shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings				€ 4,292,000				€ 4,292,000	€ 4,292,000		€ 6,771,000
Current portion											(2,500,000)
Total non-current borrowings				4,292,000				4,292,000	4,292,000		4,271,000
Gain on waiver of Amylon convertible loans									1,866,000		1,144,000
Loss on extinguishment of Pontifax and Kreos convertible loans											(2,534,000)
Proceeds from borrowings												€ 1,137,000
Debt convertible												€ 26,520,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings				2,899,000				2,899,000	2,899,000		3,907,000
Accrued interest				1,393,000				1,393,000	1,393,000		1,035,000
RVO innovation credit for cystic sepofarsen program [Member]
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings				2,899,000				2,899,000	€ 2,899,000
Notional amount																€ 3,907,000
Repayment of borrowings								€ 1,008,000
Conditional waiver of debt including accrued interest				€ 4,292,000
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Total borrowings											1,369,000
Accrued interest											460,000
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares							302,676
Convertible loans Amylon Therapeutics B.V.
Disclosure of detailed information about borrowings [line items]
Notional amount															€ 2,300,000
Gain on waiver of Amylon convertible loans										$ 1,866	€ 1,144,000
Interest rate (as percent)				8.00%				8.00%	8.00%
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)				8.20%				8.20%	8.20%
Warrants, economic lifetime									5 years	5 years
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 30,000
Proceeds from borrowings													$ 10,000	€ 8,400,000
Number of tranches | tranche						3
Maximum borrowing capacity per tranche | $						$ 10,000
Term of debt						54 months
Debt, interest only payment term						24 months
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 15,000,000
Proceeds from borrowings														€ 5,000,000
Number of tranches | tranche					3
Maximum borrowing capacity per tranche					€ 5,000,000
Term of debt					54 months
Debt, interest only payment term					24 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	€ 26,500,000	$ 30,000
Term of debt			54 months
Debt, interest only payment term			33 months
Number of tranches from original agreement replaced with amendment agreement			2
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares			376,952